Transactions with Variable Interest Entities (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entities
Accrual for third-party losses	$ 5,854	$ 4,513	$ 4,818
Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	33,854	34,144	36,967
Accrual for third-party losses	5,854	4,513
Short-term consumer loans | Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	20,504	33,841	35,801
Medium-term consumer loans | Insight Holdings
Variable Interest Entities
Outstanding amount of active third party consumer loans	$ 13,350	$ 303	$ 1,166